SHORT TERM INVESTMENTS	12 Months Ended
Aug. 31, 2022
Short Term Investment Abstract
SHORT TERM INVESTMENTS	SHORT TERM INVESTMENTS
The Company’s short-term investments include the following as at August 31, 2022 and August 31, 2021:

DESCRIPTION	AUGUST 31, 2022	AUGUST 31, 2021
Guaranteed Investment Certificates (GIC)	$30,072	$128,170
Bond - Canada Revenue Agency	20	20
	$30,092	$128,190
GIC are made for varying periods of between three months and one year, depending on the immediate cash requirements of the Company, and earn interest of 2% to 2.6% (August 31, 2021– 0.5% to 1.5%).